Initial Public Offering		2 Months Ended
	Feb. 01, 2021	Mar. 31, 2021
Stockholders' Equity Note [Abstract]
Initial Public Offering	Proposed Public Offering
Pursuant to the Proposed Public Offering, the Company intends to offer for sale 40,000,000 Shares at a price of $10.00 per Share.
The Company will grant the underwriters a 45-day option from the date of the final prospectus relating to the Proposed Public Offering to purchase up to 6,000,000 additional Shares to cover over-allotments, if any, at the Proposed Public Offering price, less underwriting discounts and commissions.

Note 4 — Initial Public Offering (As Restated)
Pursuant to the Initial Public Offering, the Company sold 40,000,000 Public Shares at a purchase price of $10.00 per Public Share, excluding Public Shares sold pursuant to the partial exercise of the underwriters’ option to purchase additional Public Shares to cover over-allotments (See Note 7).
Substantially concurrently with the closing of the Initial Public Offering, the Company completed the private sale of 1,100,000 shares of Class A common stock of the Company, par value $0.0001 per share (the “Private Placement Shares”) at a purchase price of $10.00 per Private Placement Shares, to the Company’s sponsor, Khosla Ventures SPAC Sponsor LLC, generating aggregate gross proceeds to the Company of $11,000,000. The underwriters exercised their option to purchase an additional 1,634,412 Public Shares from the Company at a price of $10.00 per share less the underwriting discount. An additional 32,688 Private Placement Shares were sold in connection with the underwriters’ partial exercise of their over-allotment option for total proceeds of $326,880. In total, the Company sold 41,634,412 Public Shares in connection with its Initial Public Offering. Accordingly, between the close date of the Initial Public Offering and balance sheet date of March 31, 2021, an additional $16,344,118 was placed in the trust account, comprised of proceeds from the sale of additional Private Placement Shares to Sponsor and Public Shares pursuant to the exercise of the underwriters’ over-allotment option, which settled on March 30, 2021.